Contingent liabilities, contractual commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Contingent Liabilities, Contractual Commitments and Guarantees

		HSBC		HSBC Holdings[1]
		2020	2019	2020	2019
	Footnotes	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees		18,384	20,214	13,787	11,061
– performance and other guarantees		78,114	75,933	—	—
– other contingent liabilities		1,219	1,576	119	289
At 31 Dec		97,717	97,723	13,906	11,350
Commitments:	2
– documentary credits and short-term trade-related transactions		7,178	6,316	—	—
– forward asset purchases and forward deposits placed		66,506	56,326	—	—
– standby facilities, credit lines and other commitments to lend		771,086	734,966	—	—
At 31 Dec		844,770	797,608	—	—
1    Guarantees by HSBC Holdings are all in favour of other Group entities.
2 Includes $659,783m of commitments at 31 December 2020 (31 December 2019: $600,029m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment